Regulatory Assets And Liabilities	12 Months Ended
Dec. 31, 2014
Regulatory Assets And Liabilities [Abstract]
Regulatory Assets And Liabilities

Note 6 – Regulatory Assets and Liabilities

The regulatory assets represent costs that are expected to be fully recovered from customers in future rates while regulatory liabilities represent amounts that are expected to be refunded to customers in future rates or amounts recovered from customers in advance of incurring the costs.  Except for income taxes, regulatory assets and regulatory liabilities are excluded from the Company’s rate base and do not earn a return.  The components of regulatory assets and regulatory liabilities are as follows:

	December 31, 2014		December 31, 2013
	Regulatory	Regulatory	Regulatory	Regulatory
	Assets	Liabilities	Assets	Liabilities
Income taxes	$596,459	$206,940	$494,308	$223,592
Utility plant retirement costs	7,687	25,236	12,083	22,365
Post-retirement benefits	108,586	46,074	66,534	34,983
Accrued vacation	1,605	-	-	-
Water tank painting	1,533	-	2,430	-
Fair value adjustment of long-term debt assumed in acquisition	4,004	-	4,371	-
Rate case filing expenses and other	5,717	67	5,414	74
	$725,591	$278,317	$585,140	$281,014

Items giving rise to deferred state income taxes, as well as a portion of deferred Federal income taxes related to specific differences between tax and book depreciation expense, are recognized in the rate setting process on a cash basis or as a reduction in current income tax expense and will be recovered as they reverse.  Amounts include differences that arise between specific utility asset improvement costs capitalized for book and deducted as an expense for tax purposes.

A portion of the regulatory liability for income taxes is related to Aqua Pennsylvania’s income tax accounting change for the tax benefits realized on the Company’s 2012 tax return, which have not yet reduced current income tax expense due to the ten year amortization period which began in 2013.  This amortization was stipulated in a June 2012 rate order issued to Aqua Pennsylvania and is subject to specific parameters being met each year.  Beginning in 2013, the Company amortized $16,734, annually, of its deferred income tax benefits, which reduced current income tax expense and increased the Company’s net income.

The regulatory asset for utility plant retirement costs, including cost of removal, represents costs already incurred that are expected to be recovered in future rates over a five year recovery period.  The regulatory liability for utility plant retirement costs represents amounts recovered through rates during the life of the associated asset and before the costs are incurred.

The regulatory asset for accrued vacation represents costs that would otherwise be charged to operations and maintenance expense for vacation that is earned by employees, which is recovered as a cost of service.

The regulatory asset for Post-retirement benefits, which includes pension and other post-retirement benefits, primarily reflects a regulatory asset that has been recorded at December 31, 2014 and 2013 for the costs that would otherwise be charged to stockholders’ equity for the underfunded status of the Company’s pension and other post-retirement benefit plans.  The Company also has a regulatory asset related to post-retirement benefits costs that represents costs already incurred which are now being recovered in rates over 10 years.  The regulatory liability for post-retirement benefits represents costs recovered in rates in excess of post-retirement benefits expense.

Expenses associated with water tank painting are deferred and amortized over a period of time as approved in the regulatory process.  Water tank painting costs are generally being amortized over a period ranging from 7 to 15 years.

The Company recorded a fair value adjustment for fixed rate, long-term debt assumed in acquisitions that matures in various years ranging from 2022 to 2029.  The regulatory asset or liability results from the rate setting process continuing to recognize the historical interest cost of the assumed debt.

The regulatory asset related to rate case filing expenses and other represents the costs associated with filing for rate increases that are deferred and amortized over periods that generally range from one to five years, and costs incurred by the Company for which it has received or expects to receive rate recovery.

The regulatory asset related to the costs incurred for information technology software projects and water main cleaning and relining projects are described in Note 1 – Summary of Significant Accounting Policies – Property, Plant and Equipment and Depreciation.